Goodwill and Other Intangible Assets - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
change in amount of loans serviced for third parties	(7.00%)
Mortgage servicing related income	$ 224,000,000	$ 358,000,000	$ 330,000,000
change in fair value due to adverse change in prepayment speeds, percent	80.00%
Mortgage Servicing Rights
Mortgage servicing related income	364,000,000	399,000,000	354,000,000
Total unpaid principal amount of mortgaged loans serviced	157,800,000,000	167,200,000,000	178,900,000,000
Included in these amounts of loans serviced for third parties	124,100,000,000	134,100,000,000	146,700,000,000
Residential mortgage loans sold	$ 2,300,000,000
Branch Banking Reporting Unit [Member]
Goodwill Reporting Unit, Fair Value Exceeds Carrying Value Percent Amount	12.00%
Diversified Commercial Banking Reporting Unit [Member]
Goodwill Reporting Unit, Fair Value Exceeds Carrying Value Percent Amount	27.00%
Corporate and Investment Banking Reporting Unit [Member]
Goodwill Reporting Unit, Fair Value Exceeds Carrying Value Percent Amount	36.00%
Wealth and Investment Management Reporting Unit [Member]
Goodwill Reporting Unit, Fair Value Exceeds Carrying Value Percent Amount	150.00%